SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 1,370	$ 3,229
Deferred tax (benefit) expense
Total income taxes	$ 1,370	$ 3,229